Trade Receivables and Trade Payables - Schedule of Net Trade Receivables (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)
Gross [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	RM 14,670,179		RM 6,794,803
Net trade receivables	19,435,129		16,195,071
Impaired [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	(846,923)		(573,848)
Net trade receivables	(853,500)		(580,425)
Trade receivables [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	13,823,256	$ 3,281,484	6,220,955	$ 1,390,002
Net trade receivables	18,581,629	4,411,069	15,614,646	3,488,917
Current [Member] | Gross [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	4,764,950		9,400,268
Current [Member] | Impaired [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	(6,577)		(6,577)
Current [Member] | Trade receivables [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	4,758,373	1,129,585	9,393,691	2,098,915
1 – 30 days [Member] | Gross [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	3,160,798		2,660,393
1 – 30 days [Member] | Impaired [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	(4,058)		(4,058)
1 – 30 days [Member] | Trade receivables [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	3,156,740	749,374	2,656,335	593,528
31 – 60 days [Member] | Gross [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	1,443,752		1,144,998
31 – 60 days [Member] | Impaired [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	(4,373)		(4,373)
31 – 60 days [Member] | Trade receivables [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	1,439,379	341,692	1,140,625	254,860
61 – 90 days [Member] | Gross [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	4,534,038		958,805
61 – 90 days [Member] | Impaired [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	(3,522)		(3,522)
61 – 90 days [Member] | Trade receivables [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	4,530,516	1,075,493	955,283	213,447
More than 90 days [Member] | Gross [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	5,531,591		2,030,607
More than 90 days [Member] | Impaired [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	(834,970)		(561,895)
More than 90 days [Member] | Trade receivables [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	RM 4,696,621	$ 1,114,925	RM 1,468,712	$ 328,167